UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6619

Nuveen Insured New York Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Premium Income Municipal Fund, Inc. (NNF)
	June 30, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 23.1% (15.2% of Total Investments)
	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,
	Series 2001-1:
$ 1,500	5.500%, 7/01/24 – AMBAC Insured	No Opt. Call	AA–	$ 1,791,180
500	5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	AA–	592,535
435	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	425,134
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
810	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/11 at 100.00	Aa3	821,551
	Series 2001, 5.000%, 7/01/20 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	1,110,640
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
635	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	643,122
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
970	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	998,353
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	257,249
	5.000%, 7/01/37 – FGIC Insured
345	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	360,742
	5.000%, 7/01/32 – AMBAC Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	1,075,710
	2009A, 5.250%, 7/01/34
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,141,690
	2009B, 5.000%, 7/01/39
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
250	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	281,040
200	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	224,254
1,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	Aa3	1,153,630
	Facilities, Series 1993A, 5.500%, 5/15/19 – AMBAC Insured
1,270	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AA–	1,366,469
	Facilities, Series 2002A, 5.000%, 5/15/16 – FGIC Insured
2,200	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue	No Opt. Call	AAA	2,564,100
	Bonds, City University System, Series 1993A, 5.750%, 7/01/18 – AGM Insured
1,935	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	2,113,446
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
535	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	No Opt. Call	AA+	582,257
	University, Tender Option Bond Trust 3127, 12.931%, 1/01/14 – AMBAC Insured (IF)
	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,
	Queens Baseball Stadium Project, Series 2009:
400	6.125%, 1/01/29 – AGC Insured	1/19 at 100.00	AAA	445,444
200	6.375%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA	221,340
1,110	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	966,577
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
1,445	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	1,676,619
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
415	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	412,854
2,360	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	A	2,336,258
2,025	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,783,904
1,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of	7/10 at 100.00	Aa2	1,281,525
	Modern Art, Series 1996A, 5.500%, 1/01/21 – AMBAC Insured
350	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A	356,787
	Series 2010A, 5.125%, 9/01/40
27,395	Total Education and Civic Organizations			28,984,410
	Health Care – 22.3% (14.7% of Total Investments)
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/10 at 100.00	A	3,002,040
	Ellis Hospital, Series 1995, 5.600%, 8/01/25 – NPFG Insured
280	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AAA	311,665
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
2,825	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/10 at 100.00	N/R	2,766,607
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	N/R	1,435,322
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
830	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	866,329
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
1,405	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	A	1,430,852
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/10 at 100.50	A	3,016,860
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – NPFG Insured
620	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	635,568
	2007B, 5.125%, 7/01/37 – AGC Insured
2,740	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	2,911,634
	Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured
1,905	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	2,086,889
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
740	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	752,358
	Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, Vassar Brothers Hospital, Series	7/10 at 100.00	AAA	1,504,290
	1997, 5.250%, 7/01/17 – AGM Insured
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/11 at 101.00	N/R	3,436,959
	Health System Obligated Group, Series 2001A, 5.250%, 7/01/31 – AMBAC Insured
1,000	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	1,044,240
	2002A, 5.500%, 2/15/17 – AGM Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,625	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	1,719,786
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	1,055,060
27,320	Total Health Care			27,976,459
	Housing/Multifamily – 4.3% (2.8% of Total Investments)
	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University at Buffalo Village Green Project, Series 2000A:
250	5.625%, 8/01/20 – AMBAC Insured	8/10 at 102.00	A3	255,198
250	5.750%, 8/01/25 – AMBAC Insured	8/10 at 102.00	A3	252,820
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
400	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	451,532
400	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	445,356
2,165	5.000%, 7/01/25 – NPFG Insured (UB)	7/15 at 100.00	AA+	2,265,283
200	New York City Housing development Corporation, New York, Multifamily Housing Revenue Bonds,	1/17 at 100.00	AAA	193,568
	Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
365	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	366,664
	Series 2010-D1A, 5.000%, 11/01/42
1,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%,	11/17 at 100.00	Aa2	1,005,960
	11/01/37 (Alternative Minimum Tax)
110	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/10 at 100.00	AAA	110,150
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
5,140	Total Housing/Multifamily			5,346,531
	Long-Term Care – 0.7% (0.5% of Total Investments)
850	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc., Series	7/11 at 102.00	AAA	873,392
	2001A, 5.000%, 7/01/26 – AGM Insured
	Tax Obligation/General – 6.6% (4.3% of Total Investments)
500	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	535,335
315	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	342,613
210	Nassau County, New York, General Obligation Improvement Bonds, Series 1993H, 5.500%, 6/15/16 –	No Opt. Call	Aa3	247,716
	NPFG Insured
5	New York City, New York, General Obligation Bonds, Fiscal Series 1998F, 5.250%, 8/01/16 –	8/10 at 100.00	AA	5,018
	FGIC Insured
1,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	1,091,560
	FGIC Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
1,000	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AAA	1,109,520
1,100	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AAA	1,191,762
915	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 – NPFG Insured	No Opt. Call	A	1,047,666
1,000	Red Hook Central School District, Dutchess County, New York, General Obligation Refunding	6/12 at 100.00	Aa3	1,070,800
	Bonds, Series 2002, 5.125%, 6/15/18 – AGM Insured
1,525	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	A	1,642,684
7,570	Total Tax Obligation/General			8,284,674
	Tax Obligation/Limited – 52.4% (34.5% of Total Investments)
690	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	721,119
	2005A, 5.250%, 7/01/24 – CIFG Insured
50	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/10 at 100.00	AAA	50,037
	Services Facilities, Series 2000D, 5.250%, 8/15/30 – AGM Insured
500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AAA	522,840
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured
1,210	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	1,277,240
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
225	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	252,788
600	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	632,334
	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing
	Program, Series 2002D:
4,300	5.250%, 10/01/23 – NPFG Insured	10/12 at 100.00	A+	4,542,649
875	5.000%, 10/01/30 – NPFG Insured	10/12 at 100.00	A+	884,214
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	403,826
	2005F, 5.000%, 3/15/21 – AGM Insured
830	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AAA	922,113
	City School District Project, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)
1,000	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	No Opt. Call	AA–	1,050,200
	City School District Project, Series 2009A, 5.000%, 5/01/31
750	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	803,063
	City School District, Series 2003, 5.750%, 5/01/19 – AGM Insured
500	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AAA	531,715
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
2,615	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	2,864,916
	City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	4,902,546
	2/15/47 – FGIC Insured
2,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,634,100
	5.250%, 11/15/25 – AGM Insured
1,350	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	1,442,165
	5.500%, 7/01/18 – NPFG Insured
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,500	5.750%, 7/01/18 – AGM Insured (UB)	No Opt. Call	AAA	1,788,015
1,500	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	1,598,445
2,000	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	2,025,440
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds,
	Series 2003A:
1,000	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	1,090,910
580	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	609,737
580	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	607,446
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
920	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	991,650
680	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	731,483
4,590	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	4,870,950
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	1,069,730
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
1,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	1,103,260
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
1,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	1,586,280
	Fiscal Series 2003D, 5.000%, 2/01/22 – NPFG Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bonds Trust 3095:
345	13.050%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	396,612
1,365	13.036%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	1,493,133
1,500	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	1,730,820
	4/01/16 – AGM Insured (UB)
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Genera1 Series	4/14 at 100.00	AA	1,045,180
	2004A, 5.000%, 4/01/23 – NPFG Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,960	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	3,516,776
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	541,340
750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	804,008
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
2,100	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	2,247,483
3,800	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,020,704
1,900	New York State Urban Development Corporation, Revenue Bonds, Correctional Facilities, Series	No Opt. Call	AAA	2,031,081
	1994A, 5.250%, 1/01/14 – AGM Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	523,640
	2005B, 5.000%, 3/15/30 – AGM Insured
345	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AAA	342,168
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series	No Opt. Call	AAA	1,107,270
	2002E, 5.500%, 7/01/18 – AGM Insured
975	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	987,266
	2010A, 5.500%, 8/01/42
1,470	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AAA	1,489,007
	2010C, 5.125%, 8/01/42 – AGM Insured
1,290	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	926,104
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
62,020	Total Tax Obligation/Limited			65,713,803
	Transportation – 13.1% (8.6% of Total Investments)
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A,	11/15 at 100.00	A	1,510,530
	4.750%, 11/15/30 – AMBAC Insured
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
500	5.500%, 11/15/19 – AMBAC Insured	11/12 at 100.00	A	537,795
2,010	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	2,062,823
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	2,052,560
	Series 2002E, 5.000%, 11/15/25 – NPFG Insured
330	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	350,549
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
925	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	990,296
2,240	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	2,301,712
600	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 –	7/15 at 100.00	AAA	620,634
	AGM Insured (UB)
500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/10 at 100.50	A	500,920
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,063,980
565	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	595,414
410	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	508,646
	Eighth Series 2008, Trust 2920, 17.380%, 8/15/32 – AGM Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	919,027
2,300	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,450,834
15,660	Total Transportation			16,465,720
	U.S. Guaranteed – 6.6% (4.4% of Total Investments) (4)
	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health
	Services Facilities, Series 2000D:
25	5.250%, 8/15/30 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	25,157
70	5.250%, 8/15/30 (Pre-refunded 8/15/10) – AGM Insured	8/10 at 100.00	AAA	70,441
500	Longwood Central School District, Suffolk County, New York, Series 2000, 5.750%, 6/15/20	6/11 at 101.00	A1 (4)	531,295
	(Pre-refunded 6/15/11) – FGIC Insured
500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AAA	581,135
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal
	Series 2003C:
715	5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	786,779
2,345	5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured	8/12 at 100.00	AAA	2,580,415
1,000	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	1,081,090
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
2,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	2,259,280
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
85	Niagara Falls, New York, General Obligation Bonds, Series 1994, 7.500%, 3/01/13 –	No Opt. Call	A (4)	100,331
	NPFG Insured (ETM)
265	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	A (4)	288,924
	1993, 5.100%, 6/01/12 – NPFG Insured (ETM)
7,505	Total U.S. Guaranteed			8,304,847
	Utilities – 6.9% (4.5% of Total Investments)
540	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (WI/DD, Settling	10/20 at 100.00	AAA	539,158
	7/01/10) – AGM Insured
500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	505,915
	5.000%, 9/01/27 – AGM Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
2,270	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	2,422,045
2,930	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	3,078,258
1,500	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AAA	1,606,065
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	255,773
	5.000%, 12/01/35 – CIFG Insured
250	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	272,205
	11/15/19 – FGIC Insured
8,240	Total Utilities			8,679,419
	Water and Sewer – 9.8% (6.5% of Total Investments)
3,305	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,407,719
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
1,980	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	2,089,177
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	2,174,420
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
1,200	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/16 at 100.00	AAA	1,252,692
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
735	Suffolk County Water Authority, New York, Subordinate Lien Waterworks Revenue Bonds, Series	No Opt. Call	A	797,754
	1993, 5.100%, 6/01/12 – NPFG Insured
2,500	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	2,621,950
	6/01/28 – NPFG Insured (UB)
11,720	Total Water and Sewer			12,343,712
$ 173,420	Total Long-Term Municipal Bonds (cost $175,099,266) – 145.8% (96.0% of Total Investments)			182,972,967
	Short-Term Investments – 6.0% (4.0% of Total Investments)
	Municipal Bonds – 5.2% (3.4% of Total Investments)
	Tax Obligation/Limited – 5.2% (3.4% of Total Investments)
$ 6,470	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Variable Rate	7/10 at 100.00	A-1	6,470,000
	Demand Revenue Obligations, Series 2008A, 0.310%, 11/01/31 – AGM Insured (5)
	Euro Dollar Time Deposit – 0.8% (0.6% of Total Investments)
1,071	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/10	N/A	N/A	1,070,617
$ 7,541	Total Short-Term Investments (cost $7,540,617)			7,540,617
	Total Investments (cost $182,639,883) – 151.8%			190,513,584
	Floating Rate Obligations – (13.2)%			(16,600,000)
	Other Assets Less Liabilities – 1.5%			1,940,193
	Auction Rate Preferred Shares, at Liquidation Value – (40.1)% (6)			(50,350,000)
	Net Assets Applicable to Common Shares – 100%			$ 125,503,777

Fair Value Measurements

In determining the value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$182,972,967	$ —	$182,972,967
Short-Term Investments	1,070,617	6,470,000	—	7,540,617
Total	$1,070,617	$189,442,967	$ —	$190,513,584

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2010, the cost of investments was $167,292,380.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2010, were as follows:

Gross unrealized:
Appreciation	$ 8,697,228
Depreciation	(2,069,008)
Net unrealized appreciation (depreciation) of investments	$ 6,628,220

The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes preiodically based on market conditions or a specified market index.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.4%.
N/A	Not applicable.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured New York Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 27, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 27, 2010